BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measurement categories (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 124.2	$ 127.5
Financial liabilities	560.0	611.3
Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	791.2	790.8
Amortized cost | Non-current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	484.1	439.0
Amortized cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8.6	13.6
Amortized cost | Current other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	137.4	136.5
Amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	121.6	116.9
Amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	457.0	549.0
Amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	560.0	611.3
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.4	0.6
Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.1	1.2
Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23.0	14.3
Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.3	8.0
Fair value | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	818.0	809.0
Fair value | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.4	0.6
Fair value | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.1	1.2
Fair value | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23.0	14.3
Fair value | Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Fair value | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.3	8.0
Fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	25.5	46.7
Financial liabilities	849.8	833.1
Fair value | Level 2 | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	818.0	809.0
Fair value | Level 2 | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.4	0.6
Fair value | Level 2 | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.1	1.2
Fair value | Level 2 | Fair Value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23.0	14.3
Fair value | Level 2 | Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Fair value | Level 2 | Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.3	8.0
Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	57.2	60.0
Financial liabilities	0.0	0.0
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.2	4.2
Amortized cost | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	46.1	47.1
Amortized cost | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.3	4.2
Amortized cost | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.3	4.2
Amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	513.6	570.9
Amortized cost | Other non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	124.2	127.5
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	422.1	345.4
Fair value through OCI | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12.7	12.6
Fair value through OCI | Other non-current assets | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	12.7	12.6
Fair value through OCI | Other non-current assets | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	12.7	12.6
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.1	2.2
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.1	2.2
Fair value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.1	2.2
Fair value through OCI | Available for sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Available for sale factoring receivables | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Available for sale factoring receivables | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	36.2	36.2
Fair value through OCI | Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.0	7.0
Fair value through OCI | Promissory notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.0	7.0
Fair value through OCI | Promissory notes | Fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.0	7.0
Fair value through OCI | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	16.3	38.9
Fair value through OCI | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	16.3	38.9
Fair value through OCI | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	16.3	38.9
Fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.1	5.6
Fair value through profit or loss | Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.1	5.6
Fair value through profit or loss | Derivative financial instruments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 9.1	$ 5.6